Events After the Reporting Period (Details) € in Millions, shares in Millions, $ in Billions			12 Months Ended
	Jan. 28, 2021 EUR (€) shares	Jan. 28, 2021 USD ($) shares	Dec. 31, 2020	Jan. 31, 2021 EUR (€)
Qualtrics International Inc.,Wilmington, DE, United States
Events after the Reporting Period
Ownership interest in subsidiary (as a percent)			99.00%
Initial Public Offering (IPO) | Qualtrics International Inc.,Wilmington, DE, United States
Events after the Reporting Period
Ownership interest in subsidiary (as a percent)	83.00%	83.00%
Initial Public Offering (IPO) | Qualtrics International Inc.,Wilmington, DE, United States | Lowest
Events after the Reporting Period
Voting power in subsidiary (as a percent)	98.00%	98.00%
Restructuring program in the Global Cloud Services area | Lowest
Events after the Reporting Period
Projected restructuring expenses	€ 150
Restructuring program in the Global Cloud Services area | Highest
Events after the Reporting Period
Projected restructuring expenses	€ 200
Acquisition of Signavio GmbH | Forecast
Events after the Reporting Period
Initial purchase price				€ 950
Qualtrics International Inc.,Wilmington, DE, United States | Initial Public Offering (IPO)
Events after the Reporting Period
Percentage of shares issued	12.00%	12.00%
Number of shares placed | shares	82	82
Total placement volume | $		$ 2.3